Fixed Assets - vessels additional latest technology under construction cost (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
LNG/C Amfialos (Hull No.8327)
Property, Plant and Equipment [Line Items]
CBM	174,000
Contract price	$ 248,000
Expected delivery	August 2028
LNG/C Amfilochos (Hull No.8328)
Property, Plant and Equipment [Line Items]
CBM	174,000
Contract price	$ 248,000
Expected delivery	January 2029
LNG/C Amissos (Hull No.8329)
Property, Plant and Equipment [Line Items]
CBM	174,000
Contract price	$ 248,000
Expected delivery	February 2029